30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information
Trade and other receivables	$ 22,056	$ (13,272)	$ (8,347)
Financial assets	(210)	3,975	(2,521)
Other assets	371	12,848	1,260
Trade and other payables	(4,695)	6,947	6,076
Financial liabilities	(1,026)	(13,748)	551
Other liabilities	72,317	51,502	103,618
Operating assets and liabilities	$ 88,813	$ 48,252	$ 100,637